SIGNIFICANT ACCOUNTING POLICIES (Details) - Changes in Shares - USD ($)	3 Months Ended	9 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Changes in Shares [Abstract]
Shares, beginning of period	5,152,630	100,000
Shares, beginning of period	$ 66,087,586	$ 1,306,250
Shares issued	255,166	5,112,551
Shares issued	$ 3,108,226	$ 65,559,010
Shares redeemed	(300,000)	(59,921)
Shares redeemed	$ (3,608,896)	$ (777,674)
Net increase		5,152,630
Net increase		$ 66,087,586